Equity-Accounted Investees - GigaGen Inc (Details) - Grifols Innovation and New Technologies Limited - USD ($) $ in Millions	Mar. 08, 2021	Jul. 05, 2017
Equity Accounted Investees
Ownership in subsidiary (as a percent)		100.00%
GigaGen
Equity Accounted Investees
Ownership in subsidiary (as a percent)	100.00%
Ownership interest (as a percent)		43.96%
Consideration		$ 35.0
Collaboration fee		$ 15.0
Consideration	$ 90.5